Prepayments and Other Assets, Net (Details) - Schedule of Sets Forth the Aging of Loans Receivable - Financing Receivable [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total loans	¥ 11,406	¥ 13,643
1-29 days past due [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total loans		2,847
Over 30 days past due [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total loans	11,406	10,796
Total past due
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total loans	¥ 11,406	¥ 13,643